Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BIF TAX EXEMPT FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2016